Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the period ended December 31, 2021	$ 529,095	$ 47,671
For the period ended December 31, 2022	779,150	63,798
For the period ended December 31, 2023	636,721	64,937
For the period ended December 31, 2024	638,386	66,456
For the period ended December 31, 2025	652,302	67,975
Thereafter	1,772,151	200,003
Total		510,840
Less: Present value discount	(1,813,542)	(189,836)
Lease liability	$ 3,194,263	$ 321,004	$ 0